Leases (Minimum Fixed Lease Obligations Under Existing Agreements) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021		$ 449
2022		386
2023		313
2024		248
2025		193
After 2025		1,061
Total lease payments		2,650
Interest		(1,014)
Operating lease liabilities at December 31, 2020	$ 1,541	$ 1,636	$ 1,848